Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Description	Cost**	Current Value
Common collective trust funds:
Invesco Stable Value CL B1		$23,328,232
Vanguard Target Retirement 2020 Fund TR I		15,903,947
Vanguard Target Retirement 2025 Fund TR I		46,723,056
Vanguard Target Retirement 2030 Fund TR I		68,627,743
Vanguard Target Retirement 2035 Fund TR I		84,224,389
Vanguard Target Retirement 2040 Fund TR I		78,495,628
Vanguard Target Retirement 2045 Fund TR I		98,867,501
Vanguard Target Retirement 2050 Fund TR I		64,126,931
Vanguard Target Retirement 2055 Fund TR I		45,241,065
Vanguard Target Retirement 2060 Fund TR I		21,288,939
Vanguard Target Retirement 2065 Fund TR I		4,439,356
Vanguard Target Retirement 2070 Fund TR I		700,592
Vanguard Target Retirement Income Fund TR I		5,866,433
Total common collective trust funds		557,833,812

Mutual funds:
Schwab U.S. Treasury Money Fund*		2,784
Vanguard Extended Market Index Fund		53,748,185
Vanguard Inflation-Protected Securities Fund		14,368,445
Vanguard Institutional Index Plus Fund		143,477,881
Vanguard REIT Index Fund		7,378,314
Vanguard Total Bond Market Index Fund		31,649,191
Vanguard Total International Stock Index		46,289,618
Total mutual funds		296,914,418

Common stock - Black Hills Corporation*		17,572,606

Self-directed brokerage accounts - PCRA		39,467,717

Cash		8,706

Participant loans* (interest rates ranging from 4.25% - 9.50%; Maturity dates extending through August 29, 2038)		10,131,620
		$921,928,879

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* Denotes party-in-interest to the Plan

** Cost information is not required for participant-directed accounts and therefore is not included.